Cover	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Entity Information [Line Items]
Entity Registrant Name	IHEARTMEDIA, INC.
Entity Central Index Key	0001400891